Property and Equipment, Net	12 Months Ended
Nov. 30, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of November 30,
	2024	2025	2025
	HK$	HK$	US$
Furniture and fixtures	6,968	22,047	2,831
Office equipment	125,835	125,835	16,160
Motor vehicle	1,181,264	1,181,264	151,697
Total	1,314,067	1,329,146	170,688
Less: Accumulated depreciation	(1,285,740)	(1,302,128)	(167,218)
Net book value	28,327	27,018	3,470

Depreciation expenses recognized for the years ended November 30, 2025, 2024, and 2023 were HK$16,387(US$2,104), HK$6,421 and HK$171,527 respectively.